UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM 12b-25

NOTIFICATION OF LATE FILING

Commission File Number 1-6560

(Check One): [X] Form 10-K [ ] Form 20-F [ ] Form 11-K [ ] Form 10-Q
[ ] Form 10-D [ ] Form N-SAR [ ] Form N-CSR

For the Period Ended: September 30, 2006

[ ] Transition Report on Form 10-K
[ ] Transition Report on Form 20-F
[ ] Transition Report on Form 11-K
[ ] Transition Report on Form 10-Q
[ ] Transition Report on Form N-SAR
For the Transition Period Ended: ______________

Nothing in this form shall be construed to imply that the
Commission has verified any information contained herein.

If the notification relates to a portion of the filing checked above, identify the Items(s) to which the notification relates: ____________

PART I - REGISTRANT INFORMATION

THE FAIRCHILD CORPORATION
(Full name of Registrant)

1750 Tysons Boulevard, Suite 1400, McLean, VA 22102
(Address of principal executive offices)

(703) 478-5800
(Registrant’s telephone number, including area code)

PART II - RULES 12B-25(b) AND (c)

If the subject report could not be filed without unreasonable effort or expense ant the registrant seeks relief pursuant to Rule 12b-25(b), the following should be completed. (Check box if appropriate.) [X]

(a)	The reasons described in reasonable detail in Part III of this form could not be eliminated without unreasonable effort or expense;

(b)
The subject annual report, semi-annual report, transition report on Form 10-K, Form 20-F, 11-K, or Form N-SAR, or portion thereof, will be filled on or before the fifteenth calendar day following the prescribed due date; or the subject quarterly report or transition report on Form 10-Q, or portion thereof will be filed on or before the fifth calendar day following the prescribed due date; and

(c)	The accountant’s statement or other exhibit required by Rule 12b-25(c) has been attached if applicable.

PART III - NARRATIVE

State below in reasonable detail the reasons why Forms 10-K, 20-F, 11-K, 10-Q, N-SAR or the transition report or portion thereof, could not be filed within the prescribed time period.
(Attach extra sheets if needed.)

The Fairchild Corporation is unable to file its Annual Report on Form 10-K for the year ended September 30, 2006 within the prescribed time period because the Company is in the process of preparing and reviewing the appropriate treatment fot tax matters in order to finalize its annual financial statements and related disclosures.

PART IV - OTHER INFORMATION

(1)	Name and telephone number of person to contact in regard to this notification

Donald E. Miller
(Name)

703 478-5800
(Area Code) (Telephone Number)

(2)
Have all other periodic reports required under Section 13 or 15(d) of the Securities Exchange Act of 1934 or Section 30 of the Investment Company Act of 1940 during the preceding 12 months or for such shorter period that the registrant was required to file such report(s) been filed? If answer is no, identify report(s). [X] Yes [ ] No

(3)
Is it anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report or portion thereof?
[ X ] Yes [ ] No

If so, attach an explanation of the anticipated change, both narratively and quantitatively, and if appropriate, state the reasons why a reasonable estimate of the results cannot be made.

THE FAIRCHILD CORPORATION
(Name of Registrant as specified in Charter)

has caused this notification to be signed on its behalf by the undersigned hereunto duly authorized.

Date: January 3, 2007

By: /s/ DONALD E. MILLER
Donald E. Miller
Executive Vice President and General Counsel
of The Fairchild Corporation

INSTRUCTION: The form may be signed by an executive officer of the registrant or by any other duly authorized representative (other than an executive officer), evidence of the representative’s authority to sign on behalf of the registrant shall be filed with the form.

ATTENTION

Intentional misstatements or omissions of fact constitute Federal Criminal Violations (See 18 U.S.C. 1001).

ESTIMATE OF SIGNIFICANT CHANGES IN RESULTS OF OPERATIONS FROM THE CORRESPONDING PRIOR PERIOD.

Revenues are estimated to decrease by $32.5 million, or 9.5%, for fiscal 2006 compared to fiscal 2005. Revenues are estimated to have decreased by $28.1 million in our sports & leisure segment due primarily to the downsized activities of our Fairchild Sports USA business and by $4.7 million in our aerospace segment due to fiscal 2005 benefiting from the delivery of several unusually large one-time orders.

Operating loss is estimated to be $27.7 million for 2006 and was $27.8 million in 2005. The $0.1 million improvement in operating loss for fiscal 2006 compared to fiscal 2005 was due primarily to $5.1 million net proceeds we received from the settlement of the shareholder derivative litigation and decreased pension and postretirement expense offset partially by the decline in gross profit due to lower revenues.

The fair market value adjustment of our position in a ten-year $100 million interest rate contract improved by $0.8 million in fiscal 2006 and $5.9 million in fiscal 2005. The fair market value adjustment of this agreement reflected increasing interest rates and caused the favorable change in fair market value of the contract in these periods. We settled the interest rate contract at the end of December 2005, and accordingly we will have no further income or loss from this contract.

The aforementioned items results in our net loss, which is estimated to be approximately $33 million for 2006, as compared to a net loss of $21.3 million in fiscal 2005.